Other Comprehensive Income (Loss) (Roll-forward) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018	Jan. 01, 2017
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	$ 11,667.9
Other comprehensive income (loss) before reclassifications	(106.9)	$ 114.0	$ (895.8)
Net amount reclassified from accumulated other comprehensive loss	190.5	60.5	250.7
Net other comprehensive income (loss)	83.6	174.5	(645.1)
Reclassifications of stranded tax effects (Note 2)		(643.6)
Ending balance	10,909.1	11,667.9
Accumulated other comprehensive loss	5,729.2	5,718.6
Accumulated Other Comprehensive Loss
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(5,694.9)	(5,225.8)	(4,580.7)
Reclassification due to adoption of new accounting standard(3)	(128.9)
Ending balance	(5,740.2)	(5,694.9)	(5,225.8)
Accumulated Other Comprehensive Loss
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(5,718.6)	(5,274.0)	(4,580.7)
Reclassification due to adoption of new accounting standard(3)	(105.2)			$ (105.2)	$ (643.6)
Ending balance	(5,729.2)	(5,718.6)	(5,274.0)
Accumulated other comprehensive loss	(5,730.0)	5,720.0	5,270.0
AOCI Attributable to Noncontrolling Interest
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Reclassification due to adoption of new accounting standard(3)	(23.7)
Accumulated other comprehensive loss	11.0	(23.7)	(48.2)
Continuing Operations
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Net other comprehensive income (loss)	69.3	45.3	(504.4)
Continuing Operations | Foreign Currency Translation Gains (Losses)
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(1,191.7)	(1,686.6)	(1,315.9)
Reclassification due to adoption of new accounting standard(3)	0.0
Other comprehensive income (loss) before reclassifications	(378.0)	525.6	(445.2)
Net amount reclassified from accumulated other comprehensive loss	0.0	8.1	74.5
Net other comprehensive income (loss)	(378.0)	533.7	(370.7)
Reclassifications of stranded tax effects (Note 2)		(38.8)
Ending balance	(1,569.7)	(1,191.7)	(1,686.6)
Continuing Operations | Unrealized Net Gains (Losses) on Securities
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	113.5	224.0	10.1
Reclassification due to adoption of new accounting standard(3)	(128.9)
Other comprehensive income (loss) before reclassifications	24.5	(15.7)	206.7
Net amount reclassified from accumulated other comprehensive loss	(31.2)	(110.6)	7.2
Net other comprehensive income (loss)	(6.7)	(126.3)	213.9
Reclassifications of stranded tax effects (Note 2)		15.8
Ending balance	(22.1)	113.5	224.0
Continuing Operations | Defined Benefit Pension and Retiree Health Benefit Plans
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(4,311.3)	(3,352.0)	(2,996.8)
Reclassification due to adoption of new accounting standard(3)	0.0
Other comprehensive income (loss) before reclassifications	250.7	(532.1)	(514.3)
Net amount reclassified from accumulated other comprehensive loss	207.9	151.9	159.1
Net other comprehensive income (loss)	458.6	(380.2)	(355.2)
Reclassifications of stranded tax effects (Note 2)		(579.1)
Ending balance	(3,852.7)	(4,311.3)	(3,352.0)
Continuing Operations | Effective Portion of Cash Flow Hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(234.3)	(210.9)	(218.5)
Reclassification due to adoption of new accounting standard(3)	0.0
Other comprehensive income (loss) before reclassifications	(16.3)	8.5	(2.2)
Net amount reclassified from accumulated other comprehensive loss	11.7	9.6	9.8
Net other comprehensive income (loss)	(4.6)	18.1	7.6
Reclassifications of stranded tax effects (Note 2)		(41.5)
Ending balance	(238.9)	(234.3)	(210.9)
Discontinued Operations
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Net other comprehensive income (loss)	14.3	129.2	(140.7)
Discontinued Operations | Accumulated Other Comprehensive Loss
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(71.1)	(200.3)	(59.6)
Reclassification due to adoption of new accounting standard(3)	0.0
Other comprehensive income (loss) before reclassifications	12.2	127.7	(140.8)
Net amount reclassified from accumulated other comprehensive loss	2.1	1.5	0.1
Net other comprehensive income (loss)	14.3	129.2	(140.7)
Reclassifications of stranded tax effects (Note 2)		0.0
Ending balance	$ (56.8)	$ (71.1)	$ (200.3)